Other equity instruments - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Minimum
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Common Equity Tier 1 ratio	7.00%